Schedule of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 2,100
2026	2,100
2027	1,750
2028
2029
Total	¥ 5,950	¥ 8,050